Debt - Debt Issuances (Details) $ in Millions	3 Months Ended
	Mar. 31, 2019 USD ($)	Apr. 26, 2019 EUR (€)	Apr. 26, 2019 GBP (£)
Debt Instrument [Line Items]
Principal Amount Issued	$ 1,510
Proceeds from long-term borrowings	1,500
Verizon 3.875% notes due 2029
Debt Instrument [Line Items]
Principal Amount Issued	1,000
Proceeds from long-term borrowings	$ 994
Stated interest rate on debt instrument	3.875%
Verizon 5.000% notes due 2051
Debt Instrument [Line Items]
Principal Amount Issued	$ 510
Proceeds from long-term borrowings	$ 506
Stated interest rate on debt instrument	5.00%
Subsequent Event | 0.875% notes due 2027 and 1.250% notes due 2030
Debt Instrument [Line Items]
Principal Amount Issued | £			£ 2,500,000,000
Subsequent Event | 0.875% notes due 2027
Debt Instrument [Line Items]
Stated interest rate on debt instrument		0.875%	0.875%
Subsequent Event | 1.250% notes due 2030
Debt Instrument [Line Items]
Stated interest rate on debt instrument		1.25%	1.25%
Subsequent Event | 2.500% notes due 2031
Debt Instrument [Line Items]
Principal Amount Issued | €		€ 500,000,000
Stated interest rate on debt instrument		2.50%	2.50%